Long-Term Debt	6 Months Ended
Jun. 30, 2023
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:

The amounts of long-term debt shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2022 and June 30, 2023, are analyzed as follows:

Loan facilities	Borrowers	As of December 31, 2022	As of June 30, 2023
$18.0 Million Term Loan Facility	Rocket- Gamora	13,250,000	5,930,000
Total long-term debt		$13,250,000	$5,930,000
Less: Deferred financing costs		(180,526)	(65,451)
Total long-term debt, net of deferred finance costs		13,069,474	5,864,549

Presented:
Current portion of long-term debt		$2,700,000	$1,345,600
Less: Current portion of deferred finance costs		(93,698)	(40,683)
Current portion of long-term debt, net of deferred finance costs		$2,606,302	$1,304,917

Non-Current portion of long-term debt		10,550,000	4,584,400
Less: Non-Current portion of deferred finance costs		(86,828)	(24,768)
Non-Current portion of long-term debt, net of deferred finance costs		$10,463,172	$4,559,632

$18.0 Million Term Loan Facility

As part of the Spin-Off, on March 7, 2023, the first supplemental agreement was signed with Alpha Bank, whereby the Company replaced Castor as guarantor under the 18.0 Million Term Facility, such that Castor no longer has any obligations under such facility. Further details of the Company’s $18.0 Million Term Loan Facility, are discussed in Note 6 of the combined carve-out financial statements for the year ended December 31, 2022, included in the Company’s 2022 Annual Report. On June 26, 2023, the Company prepaid $6.0 million under this facility from the proceeds of the sale of M/T Wonder Polaris, being the part of a two vessel loan secured by M/T Wonder Polaris and M/T Wonder Sirius, and the repayment schedule was adjusted accordingly.

During the six-month period ended June 30, 2023, the Company did not enter into any new or amended loan agreements and made scheduled principal repayments (in addition to the prepayment of part of the loan in connection with the sale of the M/T Wonder Polaris discussed above) amounting to $1.3 million with respect to its $18.0 Million Term Loan Facility.

As of June 30, 2023, the borrower was in compliance with all financial covenants prescribed in the above debt agreement.

Restricted cash as of December 31, 2022 and June 30, 2023, non-current, comprises $0.7 million and $0.4  million of minimum liquidity deposits required pursuant to the $18.0 Million Term Loan Facility, respectively.

The annual principal payments for the Company’s outstanding debt arrangement as of June 30, 2023, required to be made after the balance sheet date, are as follows:

Twelve-month period ending June 30,	Amount
2024	$1,345,600
2025	4,584,400
Total long-term debt	$5,930,000

The weighted average interest rate on long-term debt for the six months ended June 30, 2022, and 2023, was 3.8% and 7.9%, respectively.

Total interest incurred on long-term debt for the six months ended June 30, 2022, and 2023, amounted to $290,071 and $495,701, respectively, and is included in ‘Interest and finance costs’ (Note 14) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.